Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of revenue by industry [line items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	215,242	194,593	178,196
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue	142,091	137,049	105,325
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue	140,996	142,091	128,051
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue	124,109	111,593	40,814
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue	56,334	66,030	56,059
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue	49,858	33,922	25,638
Consulting and professional services [member]
Disclosure of revenue by industry [line items]
Revenue	44,142	39,683	41,876
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue	$ 36,348	$ 32,995	$ 26,587